INCOME TAXES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
INCOME TAXES
INCOME TAXES

11.          INCOME TAXES

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. Qiyu received its “high and new technology enterprises” status in 2018 and renewed it in 2021 and was entitled for a preferential income tax rate of 15% from 2018 to 2023. In November 2020, Qiyue received its “high and new technology enterprises” status and was entitled to a reduced EIT rate of 15% from 2020 to 2022. From August 2019, Qicheng benefits from a preferential tax rate of 15% as it falls within the encouraged industries catalogue in western China. The 40% of the EIT payables of Qicheng could be further reduced as it is located in Autonomous Region of China. From 2021, two of the Company’s subsidiaries benefit from a preferential tax rate of 15% as they are registered in Hainan and engaged in encouraged business activities. From 2022, Beihai Borui Credit Service Co., Ltd., benefits from a preferential tax rate of 15% as it falls within the encouraged industries catalogue in western China.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group is as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Current tax	639,412	573,083
Deferred tax	23,945	(176,351)
Total	663,357	396,732

11.          INCOME TAXES - continued

Hong Kong - continued

The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Group estimates the annual tax rate based on projected taxable income for the full year and records a quarterly income tax provision in accordance with the guidance on accounting for income taxes in an interim period. As the year progresses, the Group refines the estimates of the year’s taxable income as new information becomes available. This continual estimation process often results in a change to the expected effective tax rate for the year. When this occurs, the Group adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year to- date provision reflects the expected annual tax rate.

The Group’s effective tax rate for the six months ended June 30, 2021 and 2022 was 18.00% (unaudited) and 15.00%, respectively.

The Group did not incur any interest and penalties related to potential underpaid income tax expenses.

12.          INCOME TAXES

The current and deferred portion of income tax expenses included in the condensed consolidated statement of operations, which were all attributable to the Group is as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Current tax	1,121,203	844,137
Deferred tax	(99,247)	(264,246)
Total	1,021,956	579,891

The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Group estimates the annual tax rate based on projected taxable income for the full year and records a quarterly income tax provision in accordance with the guidance on accounting for income taxes in an interim period. As the year progresses, the Group refines the estimates of the year’s taxable income as new information becomes available. This continual estimation process often results in a change to the expected effective tax rate for the year. When this occurs, the Group adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year to- date provision reflects the expected annual tax rate.

The Group’s effective tax rate for the nine months ended September 30, 2021 and 2022 was 18.00% and 15.00%, respectively.

The Group did not incur any interest and penalties related to potential underpaid income tax expenses. From 2022, Beihai Borui Credit Service Co., Ltd., benefits from a preferential tax rate of 15% as it falls within the encouraged industries catalogue in western China.